                                  UNITED STATES
                        SECURITIES & EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Quarter Ended:   March 31, 2003

This Amendment adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           The Danforth Associates, Inc.
Address:        One Hollis Street
                Suite 206
                Wellesley, MA   02482

13F File Number: 28-3656

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart Danforth
Title:  President
Phone:  800-443-4427
Signature, Place, and Date of Signing:

 /s/ Stuart G. Danforth
 Stuart Gould Danforth       Wellesley, MA        April 25, 2003

Report Type:

(X)  13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Form 13F Information Table Entry Total: 43

Form 13F Information Table Value Total: $93,434,072

                           FORM 13F INFORMATION TABLE


                                                                                 DISCRETION             AUTHORITY
NAME OF ISSUER          TITLE OF CLASS    CUSIP        MARKET VALUE     SHARES   (A) SOLE    MANAGER    (C) NONE
--------------------    --------------  ---------      ------------     -------  ----------  -------    ---------
AMERISOURCBERGEN CORP.       COM        03073E105       $   339,937       6475         X       1          X

AMBAC FINANCIAL GROUP        COM        023139108       $ 1,020,858      20207         X       1          X

AMERICAN INT'L GROUP         COM        026874107       $ 1,711,662      34614         X       1          X

AMGEN INC.                   COM        031162100       $ 2,666,061      46326         X       1          X

AUTOMATIC DATA PROC.         COM        053015103       $ 1,139,212      36999         X       1          X

BANK OF AMERICA CORP.        COM        060505104       $ 1,242,823      18594         X       1          X

BEMIS CO INC.                COM        081437105       $ 1,575,063      37448         X       1          X

CISCO SYSTEMS                COM        17275R102       $   957,586      73774         X       1          X

CITIGROUP INC                COM        172967101       $ 3,870,148     112341         X       1          X

COLGATE PALMOLIVE            COM        194162103       $ 3,337,211      61300         X       1          X

EXXON MOBIL                  COM        30231G102       $ 4,927,181     140978         X       1          X

FANNIE MAE                   COM        313586109       $ 4,037,258      61779         X       1          X

FREDDIE MAC                  COM        313400301       $   826,660      15568         X       1          X

FEDEX CORP                   COM        31428X106       $   924,680      16791         X       1          X

FIRST DATA CORP              COM        319963104       $ 1,284,617      34710         X       1          X

GENERAL ELECTRIC             COM        369604103       $ 4,126,002     161804         X       1          X

HARLEY-DAVIDSON INC          COM        412822108       $ 1,168,427      29424         X       1          X

INT'L FLAVORS & FRAGRANCES   COM        459506101       $ 1,002,155      32234         X       1          X

JOHNSON & JOHNSON            COM        478160104       $ 3,384,758      58489         X       1          X

LIZ CLAIBORNE INC            COM        539320101       $ 1,345,948      43530         X       1          X

LOWES COS.                   COM        548661107       $ 6,120,688     149943         X       1          X

MATTEL INC.                  COM        577081102       $ 1,603,935      71286         X       1          X

MEDTRONIC                    COM        585055106       $ 5,703,529     126408         X       1          X

3M COMPANY                   COM        88579y101       $ 2,004,412      15415         X       1          X

MERCK & CO                   COM        589331107       $ 2,421,276      44200         X       1          X

MICROSOFT                    COM        594918104       $ 1,966,603      81231         X       1          X

PEPSI CO INC.                COM        713448108       $ 1,866,960      46674         X       1          X

PFIZER INC                   COM        717081103       $ 6,355,493     203963         X       1          X

PROCTER & GAMBLE CO.         COM        742718109       $ 3,224,501      36210         X       1          X

PRAXAIR INC.                 COM        74005P104       $   434,120       7704         X       1          X

SYSCO CORP.                  COM        871829107       $ 1,397,597      54937         X       1          X

TARGET                       COM        87612E106       $ 2,794,037      95490         X       1          X

TENET HEALTHCARE CORP        COM        88033G100       $   598,077      35813         X       1          X

UNION PACIFIC CORP.          COM        907818108       $   743,335      13497         X       1          X

UNITED TECHNOLOGIES          COM        913017109       $ 1,786,038      30911         X       1          X

VIACOM INC. B NON VTG        COM        925524308       $ 1,130,440      30954         X       1          X

WALGREEN CO.                 COM        931422109       $ 4,784,692     162303         X       1          X

WAL-MART                     COM        931142103       $ 1,084,253      20839         X       1          X

WASHINGTON MUTUAL INC.       COM        939322103       $ 2,316,005      65665         X       1          X

WELLS FARGO                  COM        949746101       $ 1,869,829      41561         X       1          X

XILINX                       COM        983919101       $   616,151      26320         X       1          X

YUM BRANDS INC.              COM        988498101       $ 1,394,571      57319         X       1          X